Shareholder Report, Average Annual Return (Details) 192172_Aptus January Buffer ETF_TF_TSR Annual {TF}	7 Months Ended	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2026
Aptus January Buffer ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Aptus January Buffer ETF NAV
Average Annual Return, Percent	6.37%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	9.02%